LEASES - Schedule of Undiscounted Lease Payments to be Received Under Finance Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 235.4	$ 175.2
Unearned finance income	(71.4)	(66.0)
Discounted unguaranteed residual values of leased assets	(9.0)	(6.3)
Total investment in finance leases	155.0	102.9
Current portion (Note 9)	16.8	11.4
Non-current portion (Note 15)	138.2	91.5
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	19.5	13.4
Between 1 and 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	19.8	13.7
Between 2 and 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	27.4	11.4
Between 3 and 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	10.3	10.1
Between 4 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	11.6	13.3
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 146.8	$ 113.3